Consolidated Balance Sheets (Parentheticals) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred Stock, Par Value Per Share (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized (in Shares)	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	2,937,500	2,937,500	2,937,500
Preferred Stock, Shares Outstanding (in Shares)	2,937,500	2,937,500	2,937,500
Common Stock, Par Value Per Share (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	300,000,000	300,000,000	300,000,000
Common Stock, Shares Issued	41,680,902	41,680,902	41,619,402
Common Stock, Shares Outstanding	41,680,902	41,680,902	41,619,402